INCOME TAXES - Deferred Tax Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning of year	$ 20	$ 0
Recognized in net income (loss)	(47)	(2)	$ 0
Business combination	369	2
Recognized in equity	188	0
Foreign exchange and other	1	20
Deferred tax assets, end of year	$ 531	$ 20	$ 0